Income Tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Abstract]
Net and comprehensive loss	$ 1,338
Timing difference of expense in connection with the working capital received as part of the reverse merger	271
Timing differences of expense in connection with employees benefits	42
Deferred tax assets before valuation allowance	1,651
Valuation allowance	(1,651)
Deferred tax